Vessels, Net and Other Fixed Assets, Net (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Other fixed assets, net	$ 192,618		$ 222,362
Depreciation	7,505,747	6,715,770
Carrying value of vessels, end of period	393,630,069		401,106,072
Other fixed assets
Property Plant And Equipment [Line Items]
Other fixed assets, net	192,618
Useful life	5 years 0 months 0 days
Depreciation	29,744
Vessels
Property Plant And Equipment [Line Items]
Depreciation	7,476,003
Carrying value of vessels, end of period	$ 393,630,069